Average Annual Total Returns - ALPS Global Opportunity Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar Developed Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.55%	10.49%	9.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%	8.58%	9.54%
Morningstar Global Markets Mid Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	10.54%	7.30%	7.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.28%	8.25%	9.42%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		18.01%	7.91%	9.07%

[1]	Broad-based securities market index.
[2]	Additional index.
[3]	The Morningstar Global Markets Mid Cap Index was added as an additional index of the Fund. The Adviser made this recommendation to the Board because the Morningstar Global Markets Mid Cap Index is representative of the Fund’s holdings.